Mezzanine equity - Activities of the Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Jan. 16, 2020 shares	Jul. 31, 2021 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
Mezzanine equity
Balance as of beginning, Total				¥ 4,532,907		¥ 232,475
Issuance of preferred shares						3,002,374		¥ 206,422
Issuance cost						(10,000)		(8,500)
Re-designation of ordinary shares into Series A Preferred Shares						97,660
Subscription contributions from shareholder				159,485		1,032,104
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO				(5,492,749)
Accretion of Redeemable Convertible Preferred Shares				354,878		243,564		101,286
Foreign currency translation adjustment				¥ 445,479		(65,270)		(66,733)
Balance as of ending, Total						¥ 4,532,907		¥ 232,475
Series Angel Convertible Redeemable Preferred Shares
Mezzanine equity
Balance as of beginning, Shares | shares				6,016,207	6,016,207
Balance as of beginning, Carrying amount	[1]			¥ 283,585
Issuance of preferred shares (in shares) | shares						6,016,207	6,016,207
Issuance of preferred shares						¥ 273,519
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares				(6,016,207)	(6,016,207)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO				¥ (332,450)
Accretion of Redeemable Convertible Preferred Shares				21,916		13,655
Foreign currency translation adjustment				¥ 26,949		¥ (3,589)
Balance as of ending, Shares | shares				0	0	6,016,207	6,016,207
Balance as of ending, Carrying amount	[1]					¥ 283,585
Series A Convertible Redeemable Preferred Shares
Mezzanine equity
Balance as of beginning, Shares | shares				29,184,844	29,184,844	26,841,535	26,841,535
Balance as of beginning, Carrying amount	[1]			¥ 1,429,313
Issuance of preferred shares (in shares) | shares		26,841,535						26,841,535
Re-designation of ordinary shares into Series A Preferred Shares, Shares | shares						2,343,309	2,343,309
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares				(29,184,844)	(29,184,844)
Balance as of ending, Shares | shares				0	0	29,184,844	29,184,844	26,841,535
Balance as of ending, Carrying amount	[1]					¥ 1,429,313
Series A Convertible Redeemable Preferred Shares | Subscription receivable
Mezzanine equity
Balance as of beginning, Subscription receivable						1,032,104
Issuance of preferred shares								¥ (1,032,104)
Subscription contributions from shareholder						1,032,104
Balance as of ending, Subscription receivable								(1,032,104)
Series A Convertible Redeemable Preferred Shares | Carrying amount
Mezzanine equity
Balance as of beginning, Carrying amount				¥ 1,429,313		1,264,579
Issuance of preferred shares								1,238,526
Issuance cost								(8,500)
Re-designation of ordinary shares into Series A Preferred Shares						97,660
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO				(1,665,606)
Accretion of Redeemable Convertible Preferred Shares				100,884		99,161		101,286
Foreign currency translation adjustment				¥ 135,409		(32,087)		(66,733)
Balance as of ending, Carrying amount						¥ 1,429,313		¥ 1,264,579
Series A+ Convertible Redeemable Preferred Shares
Mezzanine equity
Balance as of beginning, Shares | shares				29,361,157	29,361,157
Balance as of beginning, Carrying amount	[1]			¥ 1,386,671
Issuance of preferred shares (in shares) | shares						29,361,157	29,361,157
Issuance of preferred shares						¥ 1,331,641
Issuance cost						(10,000)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares				(29,361,157)	(29,361,157)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO				¥ (1,625,397)
Accretion of Redeemable Convertible Preferred Shares				106,959		79,336
Foreign currency translation adjustment				¥ 131,767		¥ (14,306)
Balance as of ending, Shares | shares				0	0	29,361,157	29,361,157
Balance as of ending, Carrying amount	[1]					¥ 1,386,671
Series A++ Convertible Redeemable Preferred Shares
Mezzanine equity
Balance as of beginning, Shares | shares				8,546,916	8,546,916
Balance as of beginning, Carrying amount	[1]			¥ 475,413
Issuance of preferred shares (in shares) | shares						8,546,916	8,546,916
Issuance of preferred shares						¥ 452,241
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares				(8,546,916)	(8,546,916)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO				¥ (557,324)
Accretion of Redeemable Convertible Preferred Shares				36,732		23,005
Foreign currency translation adjustment				¥ 45,179		¥ 167
Balance as of ending, Shares | shares				0	0	8,546,916	8,546,916
Balance as of ending, Carrying amount	[1]					¥ 475,413
Series B Convertible Redeemable Preferred Shares
Mezzanine equity
Balance as of beginning, Shares | shares				17,615,165	17,615,165
Balance as of beginning, Carrying amount	[1]			¥ 1,117,317
Balance as of beginning, Subscription receivable				¥ 159,392	$ 25,000
Issuance of preferred shares (in shares) | shares			9,882,082			17,615,165	17,615,165
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO (in shares) | shares				(17,615,165)	(17,615,165)
Balance as of ending, Shares | shares				0	0	17,615,165	17,615,165
Balance as of ending, Carrying amount	[1]					¥ 1,117,317
Balance as of ending, Subscription receivable						(159,392)	$ (25,000)
Series B Convertible Redeemable Preferred Shares | Subscription receivable
Mezzanine equity
Balance as of beginning, Subscription receivable				¥ 159,392
Issuance of preferred shares						(159,215)
Subscription contributions from shareholder				159,485
Foreign currency translation adjustment				(93)		(177)
Balance as of ending, Subscription receivable						(159,392)
Series B Convertible Redeemable Preferred Shares | Carrying amount
Mezzanine equity
Balance as of beginning, Carrying amount				1,117,317
Issuance of preferred shares						1,104,188
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO				(1,311,972)
Accretion of Redeemable Convertible Preferred Shares				88,387		28,407
Foreign currency translation adjustment				¥ 106,268		(15,278)
Balance as of ending, Carrying amount						¥ 1,117,317

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.